Cover	Oct. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2023
Entity File Number	811-22039
Entity Registrant Name	First Trust Specialty Finance and Financial Opportunities Fund
Entity Central Index Key	0001392994
Entity Tax Identification Number	06-1810845
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	120 East Liberty Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wheaton
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60187
City Area Code	603
Local Phone Number	765-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	FGB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false